May 1, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attn: Division of Investment Management

Re:	Commonwealth Annuity and Life Insurance Company
Separate Account VA-K of Commonwealth Annuity & Life Insurance Co. (“Registrant”)
File Nos. 033-39702; 811-06293

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.	The Statement of Additional Information, that would have been filed on behalf of the Registrant, under paragraph (c) of this section did not differ from that contained in the Registrant's most recent post-effective amendment refenced above; and

2.	The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 21, 2026.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 325-1538.

Sincerely,

/s/ Sarah M. Patterson

Sarah M. Patterson

Managing Director, General Counsel for Individual Markets, and Assistant Secretary